Pledged assets	12 Months Ended
Dec. 31, 2018
Pledged Assets [Abstract]
Disclosure of Pledged Assets [Text Block]
Note 26.	Pledged assets

Pledged assets	Pledged to secure	January 1, 2017	December 31, 2017	December 31, 2018
		(in thousands)
Restricted cash and time deposit (1)	Short-term borrowings	$138,000	147,000	164,000
Restricted time deposits (1)	For government grants	200	-	326
Restricted time deposits (1)	For customs duties and government grants	124	470	130
		$138,324	147,470	164,456

(1): The pledged assets are booked as restricted deposits and classified as current or noncurrent by its liquidity.